Forfeiture Shares - Schedule of Changes in Fair Value of Forfeited Shares (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Fair Value of Forfeited Shares [Line Items]
Balance at beginning of year	$ 1	$ 38	$ 1,751
Changes in fair value	(1)	(37)	(1,713)
Balance at end of year		$ 1	$ 38